                      SUPPLEMENT DATED APRIL 10, 2008 TO

                       PROSPECTUS DATED MAY 1, 2007 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On March 18, 2008, the Board of Trustees (the "Board") for the XTF Advisors Trust (the "Trust") voted to liquidate the ETF 60 Portfolio (the "Portfolio"). The Board concluded that the Portfolio should cease operations due to its relatively small asset size and insufficient evidence of future asset growth opportunities.

In accordance with the Board's decision to terminate operations, beginning on May 1, 2008, the Portfolio will no longer accept any purchase orders in anticipation of a final liquidation of the Portfolio on June 20, 2008. Assets held by the Separate Account invested in the Portfolio will be transferred at the close of trading on the New York Stock Exchange on June 20, 2008, to the GE Investments Funds, Inc. -- Money Market Fund.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Please note, however, that the Portfolio is also part of the Investment Strategy for certain of the living benefit rider options. The benefits a contract owner receives under these living benefit riders may be reduced if, after the transfer, the owner's assets are not allocated in accordance with the prescribed Investment Strategy for the rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. The current Investment Strategy for the living benefit riders (excluding the ETF 60 Portfolio) is also provided below.

Transfers made from the Portfolio during the period of April 10, 2008 to June 20, 2008 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

Subaccounts:

                                                                                      Adviser (and Sub-Adviser(s),
                   Subaccount Investing In               Investment Objective                as applicable)
                   -----------------------------------------------------------------------------------------------
AIM VARIABLE       AIM V.I. International Growth Seeks to provide long-term growth of  A I M Advisors, Inc.
INSURANCE FUNDS    Fund -- Series II shares      capital.
                   -----------------------------------------------------------------------------------------------
ALLIANCE BERNSTEIN AllianceBernstein Balanced    Seeks to maximize total return        AllianceBernstein, L.P.
VARIABLE PRODUCTS  Wealth Strategy Portfolio --  consistent with the adviser's
SERIES FUND, INC.  Class B                       determination of reasonable risk
                   -----------------------------------------------------------------------------------------------
                   AllianceBernstein             Long-term growth of capital.          AllianceBernstein, L.P.
                   International Value
                   Portfolio -- Class B
                   -----------------------------------------------------------------------------------------------
BLACKROCK VARIABLE BlackRock Global Allocation   Seeks high total investment return.   BlackRock Advisors, LLC
SERIES FUNDS, INC. V.I. Fund -- Class III                                              (subadvised by BlackRock
                                                                                       Investment Management, LLC
                                                                                       and BlackRock Asset
                                                                                       Management U.K. Limited)
                   -----------------------------------------------------------------------------------------------

42514 SUPPE 04/10/08

                                                                                            Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                 Investment Objective                  as applicable)
                     ----------------------------------------------------------------------------------------------------
COLUMBIA FUNDS       Columbia Marsico               The fund seeks long-term growth of     Columbia Management
VARIABLE INSURANCE   International Opportunities    capital.                               Advisors, LLC (subadvised by
TRUST I              Fund, Variable Series --                                              Marsico Capital Management,
                     Class B                                                               LLC)
                     ----------------------------------------------------------------------------------------------------
EATON VANCE          VT Floating-Rate Income Fund   To provide a high level of current     Eaton Vance Management
VARIABLE TRUST                                      income.
                     ----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio --      Seeks income and capital growth        Fidelity Management &
INSURANCE PRODUCTS   Service Class 2                consistent with reasonable risk.       Research Company (FMR)
FUND                                                                                       (subadvised by Fidelity
                                                                                           Investments Money
                                                                                           Management, Inc. (FIMM),
                                                                                           FMR Co., Inc. (FMRC),
                                                                                           Fidelity Research & Analysis
                                                                                           Company (FRAC), Fidelity
                                                                                           Management & Research
                                                                                           (U.K.) Inc. (FMR U.K.),
                                                                                           Fidelity International
                                                                                           Investment Advisors (FIIA),
                                                                                           Fidelity International
                                                                                           Investment Advisors (U.K.)
                                                                                           Limited (FIIA(U.K.)L), and
                                                                                           Fidelity Investments Japan
                                                                                           Limited (FIJ))
                     ----------------------------------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio -- Seeks long-term capital appreciation.  FMR (subadvised by FMRC,
                     Service Class 2                                                       FRAC, FMR U.K., FIIA,
                                                                                           FIIA(U.K.)L, and FIJ)
                     ----------------------------------------------------------------------------------------------------
                     VIP Equity-Income              Seeks reasonable income. The fund      FMR (subadvised by FMRC,
                     Portfolio -- Service Class 2   will also consider the potential for   FRAC, FMR U.K., FIIA,
                                                    capital appreciation. The fund's goal  FIIA(U.K.)L, and FIJ)
                                                    is to achieve a yield which exceeds
                                                    the composite yield on the securities
                                                    comprising the Standard & Poors
                                                    500/SM/ Index (S&P 500(R)).
                     ----------------------------------------------------------------------------------------------------
                     VIP Investment Grade Bond      Seeks as high a level of current       FMR (subadvised by FRAC,
                     Portfolio -- Service Class 2   income as is consistent with the       FIIA and FIIA(U.K.)L)
                                                    preservation of capital.
                     ----------------------------------------------------------------------------------------------------
                     VIP Mid Cap Portfolio --       Seeks long-term growth of capital.     FMR (subadvised by FMRC,
                     Service Class 2                                                       FRAC, FMR U.K., FIIA,
                                                                                           FIIA(U.K.)L, and FIJ)
                     ----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON   Franklin Income Securities     Seeks to maximize income while         Franklin Advisers, Inc.
VARIABLE INSURANCE   Fund -- Class 2 Shares         maintaining prospects for capital
PRODUCTS TRUST                                      appreciation. The fund normally
                                                    invests in both equity and debt
                                                    securities. The fund seeks income by
                                                    investing in corporate, foreign and
                                                    U.S. Treasury bonds as well as
                                                    stocks with dividend yields the
                                                    manager believes are attractive.
                     ----------------------------------------------------------------------------------------------------
                     Franklin Templeton VIP         The fund's principal investment goal   Franklin Templeton Services,
                     Founding Funds Allocation      is capital appreciation. Its secondary LLC (the fund's administrator)
                     Fund -- Class 2 Shares         goal is income.
                     ----------------------------------------------------------------------------------------------------

                                                                                         Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                Investment Objective                  as applicable)
                   ---------------------------------------------------------------------------------------------------
                   Mutual Shares Securities      Seeks capital appreciation, with        Franklin Mutual Advisers, LLC
                   Fund -- Class 2 Shares        income as a secondary goal. The
                                                 fund normally invests primarily in
                                                 equity securities of companies the
                                                 manager believes are undervalued.
                                                 The fund also invests, to a lesser
                                                 extent in risk arbitrage securities and
                                                 distressed companies.
                   ---------------------------------------------------------------------------------------------------
                   Templeton Growth Securities   Seeks long-term capital growth. The     Templeton Global Advisors
                   Fund -- Class 2 Shares        fund normally invests primarily in      Limited
                                                 equity securities of companies
                                                 located anywhere in the world,
                                                 including those in the U.S. and in
                                                 emerging markets.
                   ---------------------------------------------------------------------------------------------------
GE INVESTMENTS     Mid-Cap Equity Fund           Seeks long-term growth of capital       GE Asset Management
FUNDS, INC.                                      and future income.                      Incorporated
                   ---------------------------------------------------------------------------------------------------
                   Money Market Fund/1/          Seeks a high level of current income    GE Asset Management
                                                 consistent with the preservation of     Incorporated
                                                 capital and maintenance of liquidity.
                   ---------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund/2/      Seeks growth of capital and             GE Asset Management
                                                 accumulation of income that             Incorporated (subadvised by
                                                 corresponds to the investment return    SSgA Funds Management,
                                                 of S&P's 500 Composite Stock            Inc.)
                                                 Index.
                   ---------------------------------------------------------------------------------------------------
                   Total Return Fund -- Class 3  Seeks the highest total return,         GE Asset Management
                   Shares                        composed of current income and          Incorporated
                                                 capital appreciation, as is consistent
                                                 with prudent investment risk.
                   ---------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio -- Service Seeks long-term capital growth,         Janus Capital Management
                   Shares                        consistent with preservation of         LLC
                                                 capital and balanced by current
                                                 income.
                   ---------------------------------------------------------------------------------------------------
                   Forty Portfolio -- Service    A non-diversified portfolio/3/ that     Janus Capital Management
                   Shares                        seeks long-term growth of capital.      LLC
                   ---------------------------------------------------------------------------------------------------
MFS(R) VARIABLE    MFS(R) Total Return Series -- The fund's investment objective is to   Massachusetts Financial
INSURANCE TRUST    Service Class Shares          seek total return. The fund's           Services Company
                                                 objective may be changed without
                                                 shareholder approval.
                   ---------------------------------------------------------------------------------------------------
OPPENHEIMER        Oppenheimer Balanced Fund/    Seeks a high total investment return,   OppenheimerFunds, Inc.
VARIABLE ACCOUNT   VA -- Service Shares          which includes current income and
FUNDS                                            capital appreciation in the value of
                                                 its shares.
                   ---------------------------------------------------------------------------------------------------

                 /1/ During extended periods of low interest rates, the yields of the Money Market Fund may become extremely low and possibly negative.

                 /2/ "Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                 /3/ A/  /non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                          Adviser (and Sub-Adviser(s),
                      Subaccount Investing In                Investment Objective                as applicable)
                      ------------------------------------------------------------------------------------------------
                      Oppenheimer Main Street        Seeks capital appreciation.           OppenheimerFunds, Inc.
                      Small Cap Fund/VA -- Service
                      Shares
                      ------------------------------------------------------------------------------------------------
PIMCO VARIABLE        Long-Term U.S. Government      Seeks maximum total return,           Pacific Investment
INSURANCE TRUST       Portfolio -- Administrative    consistent with preservation of       Management Company LLC
                      Class Shares                   capital and prudent investment
                                                     management.
                      ------------------------------------------------------------------------------------------------
                      Low Duration Portfolio --      Seeks maximum total return,           Pacific Investment
                      Administrative Class Shares    consistent with preservation of       Management Company LLC
                                                     capital and prudent investment
                                                     management.
                      ------------------------------------------------------------------------------------------------
                      Total Return Portfolio --      Seeks maximum total return,           Pacific Investment
                      Administrative Class Shares    consistent with preservation of       Management Company LLC
                                                     capital and prudent investment
                                                     management.
                      ------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES Jennison 20/20 Focus           Seeks long-term growth of capital.    Prudential Investments LLC
FUND                  Portfolio -- Class II                                                (subadvised by Jennison
                                                                                           Associates LLC)
                      ------------------------------------------------------------------------------------------------
                      Natural Resources Portfolio -- Seeks long-term growth of capital.    Prudential Investments LLC
                      Class II                                                             (subadvised by Jennison
                                                                                           Associates LLC)
                      ------------------------------------------------------------------------------------------------
THE UNIVERSAL         Equity and Income Portfolio -- Seeks both capital appreciation and   Morgan Stanley Investment
INSTITUTIONAL FUNDS,  Class II Shares                current income.                       Management Inc.
INC.
                      ------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE       Comstock Portfolio -- Class II Seeks capital growth and income       Van Kampen Asset
INVESTMENT TRUST      Shares                         through investments in equity         Management
                                                     securities, including common stocks,
                                                     preferred stocks and securities
                                                     convertible into common and
                                                     preferred stocks.
                      ------------------------------------------------------------------------------------------------

The current Investment Strategy for the living benefit riders is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) for owners who have elected Lifetime Income Plus 2008, owners may allocate assets to Asset Allocation Model A, B, C or D; or

       for owners who have elected another living benefit rider, owners may allocate assets to Asset Allocation Model C.


Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800 352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please be sure to include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so that we may be sure the correct prospectuses are mailed to you.